ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES, Results of operations and consolidated statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Subsidiary And Variable Interest Entity [Line Items]
Revenue	¥ 985,517	$ 142,887	¥ 944,722	¥ 531,915
Net income (loss)	109,819	15,922	(37,051)	(37,476)
Net cash provided by operating activities	188,466	27,324	38,214	222,986
Net cash used in investing activities	(32,842)	(4,762)	(31,951)	(15,906)
Net cash provided by (used in) financing activities	(6,956)	(1,009)	410	571,959
Net change in cash and cash equivalents	194,637	28,220	(6,320)	756,799
VIE
Subsidiary And Variable Interest Entity [Line Items]
Revenue	985,436	142,875	944,722	531,915
Net income (loss)	189,204	27,432	92,175	(23,486)
Net cash provided by operating activities	258,279	37,447	144,980	218,765
Net cash used in investing activities	(68,433)	(9,922)	(76,555)	(15,622)
Net cash provided by (used in) financing activities			97	(60,773)
Net change in cash and cash equivalents	¥ 189,846	$ 27,525	¥ 68,522	¥ 142,370